DERIVATIVE INSTRUMENTS - Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ 55	$ 31	$ (24)
Investment related gains (losses) | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	109	(105)	(10)
Investment related gains (losses) | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	39	29	3
Investment related gains (losses) | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	10	81	(1)
Investment related gains (losses) | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	0	1	0
Investment related gains (losses) | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	7	1	(1)
Investment related gains (losses) | Interest rate options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	139	0	0
Net investment results from funds withheld | Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	(182)	(37)	(4)
Interest sensitive contract benefits | Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (Losses) Recognized in Income on Derivatives	$ (67)	$ 61	$ (11)